OTHER POST-EMPLOYMENT BENEFITS AND OTHER EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OTHER POST-EMPLOYMENT BENEFITS AND OTHER EMPLOYEE BENEFIT PLANS
Summary of changes to the projected benefit obligations ("PBO") and plan assets

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of period	$1.8	$1.6
Service cost	0.1	0.1
Interest cost	0.1	0.1
Actuarial gain	0.2	—
Benefit obligation at end of period	2.2	1.8
Underfunded status	$2.2	$1.8

Amounts recognized in balance sheet:
Other non-current liabilities	$2.2	$1.8
Net amount recognized	$2.2	$1.8

Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$0.2	$—
Prior service credit	—	(0.5)
Total	$0.2	$(0.5)

Summary of net period benefit cost

					Line Item on Condensed
	Three Months		Nine Months		Consolidated Statements
	Ended September 30,		Ended September 30,		of Operations
(in millions)	2021	2020	2021	2020
Components of net periodic benefit income:
Service cost	$1.6	$1.5	$4.9	$4.4	Selling, general and administrative expenses
Interest cost	0.2	0.7	1.6	2.3	Other income
Expected return on plan assets	(4.5)	(4.2)	(13.7)	(12.0)	Other income
Total benefit income	$(2.7)	$(2.0)	$(7.2)	$(5.3)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	Line Item on Consolidated
(in millions)	2020	2019	2018	Statement of Operations
Components of net periodic benefit cost and amounts recognized in other comprehensive income (loss):
Net period benefit (credit) cost:
Service cost	$0.1	$0.1	$0.1	Selling, general and administrative expenses
Interest cost	0.1	0.1	0.1	Other (income) expense, net
Amortization of prior service cost	—	—	0.2	Other (income) expense, net
Net period benefit cost	$0.2	$0.2	$0.4

Summary of assumptions used in determining the present value of other post-employment obligations and net periodic benefit cost

	December 31,	December 31,
	2020	2019
Weighted average discount rate to determine benefit obligations	2.0%	2.6%
Weighted average discount rate to determine net cost	2.6%	3.6%